Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Bond Index Portfolio
September 30, 2021
VUSB-NPRT3-1121
1.9887312.103
Nonconvertible Bonds - 25.6%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
1.65% 2/1/28	200,000	198,398
2.25% 2/1/32	50,000	48,683
2.75% 6/1/31	300,000	308,040
3.3% 2/1/52	50,000	48,413
3.5% 6/1/41	1,000,000	1,026,730
3.5% 9/15/53	347,000	343,433
3.55% 9/15/55	340,000	335,289
3.65% 6/1/51	280,000	285,316
3.65% 9/15/59	257,000	256,209
3.8% 2/15/27	43,000	47,605
4.1% 2/15/28	143,000	161,373
4.45% 4/1/24	1,190,000	1,289,366
4.65% 6/1/44	40,000	46,805
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	150,000	168,522
5.213% 3/8/47	250,000	312,012
Verizon Communications, Inc.:
1.5% 9/18/30	270,000	255,518
2.355% 3/15/32 (b)	609,000	602,267
2.65% 11/20/40	620,000	582,534
2.987% 10/30/56	227,000	209,604
3.55% 3/22/51	500,000	527,298
3.875% 2/8/29	210,000	235,532
4% 3/22/50	114,000	129,559
4.016% 12/3/29	100,000	113,311
4.125% 8/15/46	54,000	61,973
4.272% 1/15/36	276,000	324,221
4.329% 9/21/28	643,000	739,146
5.012% 8/21/54	38,000	50,639
		8,707,796
Entertainment - 0.1%
The Walt Disney Co.:
2% 9/1/29	50,000	50,450
2.65% 1/13/31	200,000	208,769
2.75% 9/1/49	100,000	96,018
3.5% 5/13/40	30,000	33,120
3.6% 1/13/51	30,000	33,417
3.7% 9/15/24	300,000	324,760
3.8% 3/22/30	110,000	125,020
3.8% 5/13/60	30,000	34,663
4.7% 3/23/50	100,000	131,113
		1,037,330
Interactive Media & Services - 0.1%
Alphabet, Inc.:
1.1% 8/15/30	200,000	188,940
1.9% 8/15/40	264,000	237,033
2.05% 8/15/50	170,000	148,472
		574,445
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	30,000	29,209
3.75% 2/15/28	100,000	109,515
4.2% 3/15/28	48,000	53,611
5.125% 7/1/49	60,000	70,575
5.375% 4/1/38	42,000	50,680
5.375% 5/1/47	190,000	227,486
6.384% 10/23/35	621,000	816,551
Comcast Corp.:
1.95% 1/15/31	240,000	235,522
2.45% 8/15/52	135,000	119,131
2.65% 2/1/30	220,000	229,525
2.8% 1/15/51	180,000	170,377
2.887% 11/1/51 (b)	179,000	171,693
2.937% 11/1/56 (b)	385,000	363,666
2.987% 11/1/63 (b)	305,000	285,814
3.4% 4/1/30	87,000	95,816
3.55% 5/1/28	76,000	84,520
3.7% 4/15/24	30,000	32,265
3.75% 4/1/40	31,000	34,829
3.9% 3/1/38	50,000	56,777
4.049% 11/1/52	146,000	169,857
Discovery Communications LLC:
3.625% 5/15/30	220,000	238,593
4% 9/15/55	85,000	88,884
4.65% 5/15/50	100,000	115,886
5.2% 9/20/47	18,000	22,427
Fox Corp.:
4.709% 1/25/29	34,000	39,608
5.476% 1/25/39	189,000	241,355
5.576% 1/25/49	23,000	30,972
Time Warner Cable LLC 5.5% 9/1/41	351,000	430,183
TWDC Enterprises 18 Corp.:
2.95% 6/15/27	98,000	106,973
3% 2/13/26	210,000	226,763
ViacomCBS, Inc.:
4.2% 6/1/29	210,000	239,275
4.95% 1/15/31	190,000	226,984
5.85% 9/1/43	363,000	494,688
		5,910,010
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV 3.625% 4/22/29	200,000	217,109
T-Mobile U.S.A., Inc.:
3% 2/15/41	529,000	511,825
3.5% 4/15/25	410,000	441,696
3.75% 4/15/27	80,000	88,135
3.875% 4/15/30	80,000	88,333
4.375% 4/15/40	74,000	85,260
4.5% 4/15/50	80,000	93,261
Vodafone Group PLC:
4.375% 5/30/28	97,000	111,403
5.25% 5/30/48	170,000	220,043
6.15% 2/27/37	392,000	536,238
		2,393,303
TOTAL COMMUNICATION SERVICES		18,622,884
CONSUMER DISCRETIONARY - 1.6%
Automobiles - 0.2%
American Honda Finance Corp. 1.2% 7/8/25	330,000	331,805
General Motors Co.:
5.95% 4/1/49	200,000	263,584
6.125% 10/1/25	455,000	533,119
6.75% 4/1/46	69,000	98,393
General Motors Financial Co., Inc.:
4.35% 4/9/25	84,000	92,234
5.65% 1/17/29	250,000	300,875
		1,620,010
Diversified Consumer Services - 0.2%
American University 3.672% 4/1/49	130,000	146,441
Duke University 2.832% 10/1/55	30,000	30,700
George Washington University 4.126% 9/15/48	100,000	122,362
Ingersoll-Rand Global Holding Co. Ltd. 3.75% 8/21/28	210,000	233,151
Massachusetts Institute of Technology 2.989% 7/1/50	250,000	269,977
Northwestern University 3.662% 12/1/57	100,000	121,391
University of Chicago 3% 10/1/52	100,000	104,194
University of Southern California 2.945% 10/1/51	240,000	251,186
		1,279,402
Hotels, Restaurants & Leisure - 0.3%
Expedia, Inc. 5% 2/15/26	160,000	180,681
Marriott International, Inc. 3.125% 6/15/26	390,000	417,156
McDonald's Corp.:
2.625% 9/1/29	150,000	156,449
3.3% 7/1/25	32,000	34,458
3.5% 7/1/27	91,000	100,536
3.6% 7/1/30	340,000	378,152
3.8% 4/1/28	84,000	93,879
4.2% 4/1/50	40,000	47,686
4.7% 12/9/35	109,000	134,578
Starbucks Corp.:
2.55% 11/15/30	597,000	613,237
4.5% 11/15/48	50,000	61,217
		2,218,029
Household Durables - 0.0%
Newell Brands, Inc. 4.35% 4/1/23	60,000	62,479
Internet & Direct Marketing Retail - 0.2%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	240,000	230,525
3.15% 2/9/51	245,000	228,445
Amazon.com, Inc.:
0.8% 6/3/25	110,000	109,817
1% 5/12/26	106,000	105,877
2.1% 5/12/31	105,000	106,361
2.4% 2/22/23	50,000	51,391
2.5% 6/3/50	110,000	103,021
3.1% 5/12/51	105,000	109,772
3.875% 8/22/37	440,000	519,535
4.05% 8/22/47	280,000	339,708
		1,904,452
Leisure Products - 0.0%
Hasbro, Inc. 3.55% 11/19/26	110,000	119,745
Multiline Retail - 0.2%
Dollar Tree, Inc. 4% 5/15/25	248,000	271,432
Kohl's Corp. 4.25% 7/17/25	265,000	287,479
Target Corp.:
2.25% 4/15/25	508,000	529,912
2.65% 9/15/30	77,000	81,680
3.9% 11/15/47	40,000	49,315
4% 7/1/42	15,000	18,409
		1,238,227
Specialty Retail - 0.4%
AutoZone, Inc.:
3.625% 4/15/25	62,000	67,199
4% 4/15/30	150,000	170,079
Lowe's Companies, Inc.:
3.5% 4/1/51	300,000	321,241
3.65% 4/5/29	80,000	88,574
4.05% 5/3/47	53,000	60,848
O'Reilly Automotive, Inc. 3.6% 9/1/27	260,000	288,945
The Home Depot, Inc.:
2.7% 4/15/30	146,000	154,477
2.8% 9/14/27	84,000	90,692
2.95% 6/15/29	686,000	740,445
3.35% 4/15/50	100,000	108,187
3.9% 6/15/47	29,000	34,124
4.25% 4/1/46	104,000	127,415
4.5% 12/6/48	90,000	115,468
TJX Companies, Inc. 3.875% 4/15/30	687,000	782,070
		3,149,764
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.4% 3/27/25	38,000	39,878
2.85% 3/27/30	570,000	612,932
3.375% 3/27/50	40,000	44,632
		697,442
TOTAL CONSUMER DISCRETIONARY		12,289,550
CONSUMER STAPLES - 2.0%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.:
4% 4/13/28	91,000	102,700
4.5% 6/1/50	100,000	119,372
4.6% 4/15/48	78,000	93,118
4.6% 6/1/60	50,000	60,077
4.95% 1/15/42	461,000	569,514
5.45% 1/23/39	270,000	349,705
5.55% 1/23/49	130,000	176,064
5.8% 1/23/59 (Reg. S)	170,000	240,147
Constellation Brands, Inc.:
3.6% 2/15/28	63,000	69,221
5.25% 11/15/48	50,000	65,492
Diageo Capital PLC:
1.375% 9/29/25	200,000	202,262
2% 4/29/30	200,000	199,225
Dr. Pepper Snapple Group, Inc.:
2.55% 9/15/26	50,000	52,817
3.8% 5/1/50	190,000	212,895
4.597% 5/25/28	36,000	41,793
Molson Coors Beverage Co. 4.2% 7/15/46	92,000	101,818
PepsiCo, Inc.:
1.4% 2/25/31	440,000	422,864
1.625% 5/1/30	267,000	261,584
4% 5/2/47	116,000	138,502
The Coca-Cola Co.:
1.45% 6/1/27	30,000	30,284
1.65% 6/1/30	30,000	29,316
2.5% 6/1/40	30,000	29,158
2.6% 6/1/50	30,000	28,669
2.75% 6/1/60	30,000	28,946
3.45% 3/25/30	186,000	208,093
4.2% 3/25/50	150,000	187,900
		4,021,536
Food & Staples Retailing - 0.9%
Costco Wholesale Corp. 1.375% 6/20/27	395,000	397,711
Kroger Co.:
1.7% 1/15/31	400,000	381,975
2.65% 10/15/26	230,000	243,933
3.7% 8/1/27	100,000	110,702
5.4% 1/15/49	28,000	38,234
Sysco Corp.:
3.3% 2/15/50	50,000	51,164
3.55% 3/15/25	50,000	54,137
4.45% 3/15/48	52,000	61,789
6.6% 4/1/50	220,000	346,072
Walgreens Boots Alliance, Inc.:
3.2% 4/15/30	130,000	139,184
3.45% 6/1/26	81,000	87,850
4.1% 4/15/50	130,000	143,823
Walmart, Inc.:
3.05% 7/8/26	470,000	510,496
3.3% 4/22/24	3,220,000	3,431,775
3.625% 12/15/47	20,000	23,241
3.7% 6/26/28	170,000	192,480
3.95% 6/28/38	150,000	178,954
4.05% 6/29/48	80,000	100,638
		6,494,158
Food Products - 0.2%
Archer Daniels Midland Co. 2.5% 8/11/26	350,000	372,290
Campbell Soup Co. 4.15% 3/15/28	80,000	90,105
Conagra Brands, Inc.:
4.85% 11/1/28	190,000	222,870
5.3% 11/1/38	13,000	16,533
5.4% 11/1/48	60,000	79,666
General Mills, Inc.:
2.875% 4/15/30	40,000	42,042
3% 2/1/51 (b)	80,000	79,859
4.2% 4/17/28	89,000	101,414
Kellogg Co. 4.5% 4/1/46	32,000	39,367
Tyson Foods, Inc.:
4% 3/1/26	70,000	77,952
5.1% 9/28/48	50,000	66,052
Unilever Capital Corp.:
1.375% 9/14/30	135,000	129,033
2% 7/28/26	280,000	290,611
3.125% 3/22/23	100,000	103,920
		1,711,714
Household Products - 0.1%
Kimberly-Clark Corp.:
1.05% 9/15/27	110,000	108,469
3.1% 3/26/30	22,000	24,092
Procter & Gamble Co.:
3% 3/25/30	105,000	114,907
3.55% 3/25/40	160,000	187,462
		434,930
Personal Products - 0.0%
Estee Lauder Companies, Inc. 1.95% 3/15/31	200,000	199,498
Tobacco - 0.3%
Altria Group, Inc.:
2.625% 9/16/26	110,000	115,316
3.4% 5/6/30	300,000	317,458
3.875% 9/16/46	38,000	37,011
4.8% 2/14/29	120,000	137,902
5.8% 2/14/39	100,000	122,968
5.95% 2/14/49	30,000	37,994
BAT Capital Corp.:
3.557% 8/15/27	130,000	140,066
4.39% 8/15/37	521,000	559,571
4.54% 8/15/47	213,000	220,659
Philip Morris International, Inc.:
2.875% 5/1/24	80,000	84,416
3.125% 3/2/28	54,000	58,108
4.375% 11/15/41	265,000	306,404
		2,137,873
TOTAL CONSUMER STAPLES		14,999,709
ENERGY - 1.8%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 4.08% 12/15/47	172,000	194,112
Oil, Gas & Consumable Fuels - 1.8%
Canadian Natural Resources Ltd.:
3.85% 6/1/27	558,000	610,308
4.95% 6/1/47	19,000	23,563
Cenovus Energy, Inc. 5.4% 6/15/47	124,000	152,131
Chevron Corp.:
1.141% 5/11/23	80,000	81,058
1.554% 5/11/25	80,000	81,794
1.995% 5/11/27	80,000	82,521
2.236% 5/11/30	80,000	82,019
2.978% 5/11/40	80,000	82,699
3.078% 5/11/50	80,000	82,806
Chevron U.S.A., Inc.:
3.85% 1/15/28	55,000	62,101
4.95% 8/15/47	30,000	40,059
ConocoPhillips Co.:
5.95% 3/15/46	86,000	126,777
6.5% 2/1/39	260,000	379,130
Devon Energy Corp. 5% 6/15/45	80,000	93,789
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49 (b)	60,000	65,132
Enbridge Energy Partners LP 5.875% 10/15/25	76,000	88,587
Enbridge, Inc. 5.5% 12/1/46	60,000	80,493
Energy Transfer LP:
4.2% 9/15/23	30,000	31,864
4.5% 4/15/24	50,000	54,072
5% 5/15/50	160,000	184,596
5.8% 6/15/38	70,000	85,628
6% 6/15/48	356,000	451,746
6.25% 4/15/49	30,000	39,420
Enterprise Products Operating LP:
3.125% 7/31/29	70,000	75,179
3.95% 2/15/27	85,000	94,604
4.2% 1/31/50	418,000	470,894
4.25% 2/15/48	105,000	118,930
EOG Resources, Inc. 4.375% 4/15/30	510,000	595,419
Equinor ASA:
3.125% 4/6/30	357,000	388,415
3.25% 11/18/49	160,000	169,541
3.625% 9/10/28	120,000	133,795
Exxon Mobil Corp.:
2.44% 8/16/29	150,000	156,440
3.452% 4/15/51	330,000	350,931
4.227% 3/19/40	421,000	499,794
Hess Corp. 4.3% 4/1/27	150,000	166,599
Kinder Morgan Energy Partners LP:
5% 8/15/42	100,000	117,792
5% 3/1/43	215,000	253,993
Kinder Morgan, Inc.:
3.15% 1/15/23	119,000	122,892
4.3% 3/1/28	112,000	126,949
5.2% 3/1/48	30,000	37,447
Magellan Midstream Partners LP:
3.95% 3/1/50	75,000	79,651
5% 3/1/26	72,000	82,139
Marathon Oil Corp. 4.4% 7/15/27	240,000	269,587
Marathon Petroleum Corp.:
4.75% 12/15/23	255,000	275,652
4.75% 9/15/44	21,000	24,562
5.125% 12/15/26	410,000	476,758
MPLX LP:
4.5% 7/15/23	82,000	86,810
4.7% 4/15/48	28,000	32,328
4.8% 2/15/29	30,000	34,717
5.5% 2/15/49	310,000	392,952
ONEOK, Inc.:
4.45% 9/1/49	40,000	44,710
4.55% 7/15/28	59,000	66,949
Ovintiv, Inc. 6.5% 2/1/38	50,000	68,778
Phillips 66 Co. 3.9% 3/15/28	94,000	104,221
Phillips 66 Partners LP 3.15% 12/15/29	170,000	177,678
Pioneer Natural Resources Co.:
1.125% 1/15/26	230,000	227,051
1.9% 8/15/30	19,000	18,179
Sabine Pass Liquefaction LLC 4.5% 5/15/30	850,000	979,719
Shell International Finance BV:
2.375% 4/6/25	630,000	658,791
3.125% 11/7/49	100,000	103,480
3.25% 4/6/50	100,000	106,376
3.75% 9/12/46	70,000	79,663
4.375% 5/11/45	293,000	359,674
Spectra Energy Partners LP 3.375% 10/15/26	158,000	171,199
Suncor Energy, Inc. 4% 11/15/47	179,000	198,836
The Williams Companies, Inc.:
3.75% 6/15/27	35,000	38,540
4.85% 3/1/48	83,000	101,476
Total Capital International SA:
3.127% 5/29/50	220,000	221,207
3.455% 2/19/29	100,000	110,574
TransCanada PipeLines Ltd.:
4.1% 4/15/30	190,000	215,541
7.625% 1/15/39	231,000	357,371
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	66,000	70,554
3.95% 5/15/50	180,000	201,841
Valero Energy Corp.:
2.85% 4/15/25	190,000	200,101
4.35% 6/1/28	20,000	22,512
		13,602,084
TOTAL ENERGY		13,796,196
FINANCIALS - 7.9%
Banks - 4.4%
Banco Santander SA:
1.849% 3/25/26	200,000	202,573
2.958% 3/25/31	200,000	205,756
Bank of America Corp.:
0.81% 10/24/24 (c)	500,000	501,732
0.981% 9/25/25 (c)	600,000	600,828
1.197% 10/24/26 (c)	924,000	917,057
2.651% 3/11/32 (c)	180,000	183,297
2.676% 6/19/41 (c)	100,000	96,542
2.687% 4/22/32 (c)	356,000	362,504
3.419% 12/20/28 (c)	220,000	238,444
3.458% 3/15/25 (c)	1,900,000	2,021,433
3.55% 3/5/24 (c)	113,000	117,796
3.946% 1/23/49 (c)	23,000	26,585
3.97% 3/5/29 (c)	125,000	139,020
3.974% 2/7/30 (c)	60,000	67,171
4% 1/22/25	370,000	402,066
4.083% 3/20/51 (c)	220,000	260,332
4.271% 7/23/29 (c)	80,000	90,717
4.33% 3/15/50 (c)	60,000	73,568
5% 1/21/44	400,000	524,725
Bank of Nova Scotia 3.4% 2/11/24	140,000	148,789
Barclays PLC:
2.852% 5/7/26 (c)	516,000	541,977
4.337% 1/10/28	200,000	223,704
5.088% 6/20/30 (c)	726,000	837,716
Citigroup, Inc.:
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (c)(d)	205,000	222,913
2.976% 11/5/30 (c)	270,000	283,875
3.106% 4/8/26 (c)	500,000	530,875
3.98% 3/20/30 (c)	160,000	179,703
4.65% 7/23/48	78,000	100,616
5.316% 3/26/41 (c)	617,000	819,165
Citizens Financial Group, Inc. 2.638% 9/30/32	78,000	78,323
Export-Import Bank of Korea 2.875% 1/21/25	350,000	370,281
Fifth Third Bancorp 2.55% 5/5/27	200,000	210,243
HSBC Holdings PLC:
4.292% 9/12/26 (c)	1,060,000	1,169,320
6.8% 6/1/38	449,000	639,496
ING Groep NV 2.727% 4/1/32 (c)	200,000	205,795
Japan Bank International Cooperation:
0.625% 7/15/25	750,000	741,638
1.25% 1/21/31	580,000	557,728
JPMorgan Chase & Co.:
0.653% 9/16/24 (c)	790,000	791,973
1.47% 9/22/27 (c)	390,000	387,504
1.578% 4/22/27 (c)	188,000	188,381
1.953% 2/4/32 (c)	250,000	241,180
2.083% 4/22/26 (c)	200,000	205,712
2.522% 4/22/31 (c)	150,000	153,030
2.58% 4/22/32 (c)	189,000	191,621
2.739% 10/15/30 (c)	720,000	745,648
2.95% 10/1/26	224,000	240,070
2.956% 5/13/31 (c)	50,000	52,018
3.109% 4/22/51 (c)	100,000	101,578
3.882% 7/24/38 (c)	734,000	844,864
4.005% 4/23/29 (c)	43,000	48,050
4.203% 7/23/29 (c)	30,000	34,127
4.452% 12/5/29 (c)	200,000	230,364
4.95% 6/1/45	135,000	176,466
Korea Development Bank 0.4% 6/19/24	300,000	298,452
Lloyds Banking Group PLC:
4.45% 5/8/25	200,000	221,867
4.582% 12/10/25	1,518,000	1,694,370
Mitsubishi UFJ Financial Group, Inc.:
3.751% 7/18/39	290,000	326,420
3.777% 3/2/25	84,000	91,320
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (c)	400,000	401,351
1.554% 7/9/27 (c)	285,000	284,374
2.226% 5/25/26 (c)	400,000	412,339
NatWest Group PLC 3.875% 9/12/23	220,000	233,253
Oesterreichische Kontrollbank AG 0.375% 9/17/25	83,000	81,526
PNC Financial Services Group, Inc.:
1.15% 8/13/26	514,000	515,069
2.2% 11/1/24	70,000	73,348
Rabobank Nederland New York Branch 0.375% 1/12/24	1,300,000	1,294,032
Royal Bank of Canada:
2.55% 7/16/24	360,000	377,693
4.65% 1/27/26	55,000	62,406
Santander Holdings U.S.A., Inc. 4.5% 7/17/25	82,000	90,339
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	400,000	403,220
2.348% 1/15/25	200,000	207,669
2.75% 1/15/30	200,000	208,207
3.936% 10/16/23	80,000	85,557
The Toronto-Dominion Bank 2.65% 6/12/24	510,000	536,671
Truist Financial Corp.:
1.2% 8/5/25	700,000	705,076
1.267% 3/2/27 (c)	29,000	28,897
U.S. Bancorp 1.375% 7/22/30	210,000	200,195
Wells Fargo & Co.:
2.188% 4/30/26 (c)	340,000	350,926
2.572% 2/11/31 (c)	690,000	705,028
3.068% 4/30/41 (c)	100,000	102,759
3.584% 5/22/28 (c)	82,000	89,779
3.75% 1/24/24	150,000	160,361
4.1% 6/3/26	1,194,000	1,329,807
4.75% 12/7/46	157,000	196,628
5.013% 4/4/51 (c)	130,000	174,464
Westpac Banking Corp.:
2.894% 2/4/30 (c)	590,000	610,906
4.11% 7/24/34 (c)	320,000	347,678
		32,428,876
Capital Markets - 1.2%
Ares Capital Corp. 2.15% 7/15/26	234,000	234,622
Bank of New York Mellon Corp.:
0.35% 12/7/23	1,100,000	1,098,909
1.8% 7/28/31	80,000	78,197
3.85% 4/28/28	27,000	30,695
BlackRock, Inc.:
3.375% 6/1/22	37,000	37,779
3.5% 3/18/24	470,000	503,768
Brookfield Finance, Inc. 2.724% 4/15/31	312,000	319,108
Charles Schwab Corp. 2% 3/20/28	215,000	219,439
Credit Suisse AG 0.495% 2/2/24	700,000	697,476
Credit Suisse Group AG 4.55% 4/17/26	250,000	280,831
Deutsche Bank AG 4.1% 1/13/26	200,000	218,551
Deutsche Bank AG New York Branch:
3.7% 5/30/24	200,000	212,937
4.1% 1/13/26	200,000	219,153
Goldman Sachs Group, Inc.:
2.615% 4/22/32 (c)	255,000	258,083
3.691% 6/5/28 (c)	440,000	484,322
4.017% 10/31/38 (c)	887,000	1,019,367
4.223% 5/1/29 (c)	60,000	67,807
4.411% 4/23/39 (c)	100,000	120,186
4.75% 10/21/45	28,000	36,154
Intercontinental Exchange, Inc.:
2.35% 9/15/22	34,000	34,623
2.65% 9/15/40	80,000	76,467
3% 6/15/50	138,000	136,007
3.75% 9/21/28	50,000	55,665
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 4.85% 1/15/27	100,000	115,951
Moody's Corp. 4.875% 12/17/48	123,000	161,419
Morgan Stanley:
3 month U.S. LIBOR + 1.430% 4.457% 4/22/39 (c)(d)	295,000	356,761
2.699% 1/22/31 (c)	230,000	237,151
3.625% 1/20/27	96,000	105,824
3.971% 7/22/38 (c)	120,000	137,475
4.375% 1/22/47	148,000	184,496
5.597% 3/24/51 (c)	90,000	133,441
6.375% 7/24/42	190,000	287,676
NASDAQ, Inc. 2.5% 12/21/40	100,000	92,006
Nomura Holdings, Inc. 3.103% 1/16/30	623,000	649,263
Northern Trust Corp. 1.95% 5/1/30	220,000	220,669
		9,122,278
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	150,000	156,273
4.125% 7/3/23	300,000	315,593
4.45% 4/3/26	150,000	163,386
4.5% 9/15/23	150,000	159,811
4.875% 1/16/24	150,000	162,072
Ally Financial, Inc.:
3.05% 6/5/23	120,000	124,491
5.125% 9/30/24	290,000	324,810
5.8% 5/1/25	250,000	287,586
American Express Co. 2.5% 7/30/24	219,000	230,222
American Express Credit Corp. 3.3% 5/3/27	30,000	33,268
Capital One Financial Corp. 3.8% 1/31/28	251,000	278,881
GE Capital International Funding Co.:
3.373% 11/15/25	200,000	216,773
4.418% 11/15/35	200,000	240,010
John Deere Capital Corp.:
2.6% 3/7/24	60,000	62,987
2.8% 3/6/23	64,000	66,260
2.8% 7/18/29	220,000	235,836
3.65% 10/12/23	290,000	309,225
Synchrony Financial:
3.95% 12/1/27	150,000	165,466
4.375% 3/19/24	45,000	48,562
5.15% 3/19/29	159,000	186,125
Toyota Motor Credit Corp.:
0.5% 8/14/23	280,000	280,715
2.15% 9/8/22	1,000,000	1,018,096
2.25% 10/18/23	113,000	117,150
3% 4/1/25	580,000	618,367
		5,801,965
Diversified Financial Services - 0.9%
AB Svensk Exportkredit 0.25% 9/29/23	200,000	199,384
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	120,000	115,684
2.85% 10/15/50	220,000	216,803
4.2% 8/15/48	243,000	294,593
Berkshire Hathaway, Inc. 4.5% 2/11/43	33,000	41,469
BP Capital Markets America, Inc.:
3% 2/24/50	240,000	230,881
3.216% 11/28/23	94,000	99,161
3.224% 4/14/24	470,000	498,795
Brixmor Operating Partnership LP:
4.05% 7/1/30	41,000	45,782
4.125% 5/15/29	19,000	21,343
DH Europe Finance II SARL:
2.2% 11/15/24	70,000	72,882
2.6% 11/15/29	80,000	83,452
3.4% 11/15/49	50,000	54,033
Equitable Holdings, Inc. 4.35% 4/20/28	360,000	410,296
Fedex Corp. 2020-1 Class AA pass-thru Trust equipment trust certificate 1.875% 8/20/35	207,290	204,818
Japan International Cooperation Agency 1.75% 4/28/31	200,000	198,996
KfW:
0.25% 10/19/23	300,000	299,481
0.375% 7/18/25	2,072,000	2,041,089
2.375% 12/29/22	996,000	1,022,846
2.625% 2/28/24	400,000	420,697
2.875% 4/3/28	14,000	15,373
Landwirtschaftliche Rentenbank 3.125% 11/14/23	80,000	84,623
		6,672,481
Insurance - 0.6%
ACE INA Holdings, Inc.:
1.375% 9/15/30	350,000	331,399
4.35% 11/3/45	128,000	160,982
AFLAC, Inc. 3.6% 4/1/30	224,000	250,492
Allstate Corp.:
1.45% 12/15/30	110,000	105,081
5.55% 5/9/35	156,000	209,236
American International Group, Inc.:
2.5% 6/30/25	44,000	46,072
4.25% 3/15/29	100,000	114,467
4.375% 6/30/50	240,000	295,482
4.5% 7/16/44	25,000	30,522
4.75% 4/1/48	100,000	127,550
5.75% 4/1/48 (c)	280,000	321,300
Aon Corp. 3.75% 5/2/29	120,000	133,576
Baylor Scott & White Holdings Series 2021, 2.839% 11/15/50	250,000	246,926
Brighthouse Financial, Inc. 4.7% 6/22/47	28,000	31,662
Hartford Financial Services Group, Inc. 4.4% 3/15/48	70,000	85,343
Lincoln National Corp. 4.35% 3/1/48	160,000	190,871
Marsh & McLennan Companies, Inc.:
4.2% 3/1/48	110,000	134,365
4.9% 3/15/49	50,000	67,315
MetLife, Inc.:
4.05% 3/1/45	18,000	21,393
4.55% 3/23/30	600,000	714,349
4.875% 11/13/43	100,000	130,086
Progressive Corp. 4.2% 3/15/48	135,000	165,667
Prudential Financial, Inc.:
3.878% 3/27/28	23,000	26,040
3.935% 12/7/49	38,000	44,777
4.35% 2/25/50	285,000	357,091
The Travelers Companies, Inc. 4% 5/30/47	32,000	38,375
Willis Group North America, Inc. 2.95% 9/15/29	170,000	177,765
		4,558,184
TOTAL FINANCIALS		58,583,784
HEALTH CARE - 2.4%
Biotechnology - 0.4%
AbbVie, Inc.:
2.6% 11/21/24	60,000	63,074
2.95% 11/21/26	50,000	53,557
3.2% 11/21/29	80,000	86,201
3.8% 3/15/25	61,000	66,237
4.05% 11/21/39	50,000	57,460
4.25% 11/21/49	390,000	461,937
4.3% 5/14/36	40,000	46,905
4.55% 3/15/35	80,000	95,873
4.7% 5/14/45	120,000	148,046
4.875% 11/14/48	100,000	128,280
Amgen, Inc.:
3.15% 2/21/40	410,000	413,858
3.2% 11/2/27	56,000	60,897
3.375% 2/21/50	110,000	112,958
4.4% 5/1/45	102,000	122,010
Biogen, Inc. 3.25% 2/15/51 (b)	270,000	265,437
Gilead Sciences, Inc.:
2.8% 10/1/50	180,000	169,685
4% 9/1/36	40,000	46,002
4.15% 3/1/47	60,000	70,204
4.5% 2/1/45	311,000	376,681
		2,845,302
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories:
3.875% 9/15/25	240,000	265,582
4.9% 11/30/46	20,000	27,080
Becton, Dickinson & Co.:
2.823% 5/20/30	150,000	157,173
3.7% 6/6/27	52,000	57,584
4.669% 6/6/47	130,000	162,306
Boston Scientific Corp.:
3.75% 3/1/26	120,000	132,024
4% 3/1/29	100,000	113,314
4.7% 3/1/49	140,000	178,865
Medtronic, Inc. 4.625% 3/15/45	168,000	219,432
Stryker Corp.:
1.95% 6/15/30	100,000	98,613
2.9% 6/15/50	100,000	99,796
		1,511,769
Health Care Providers & Services - 1.1%
Aetna, Inc.:
2.8% 6/15/23	110,000	113,879
4.75% 3/15/44	60,000	74,373
AHS Hospital Corp. 2.78% 7/1/51	250,000	244,505
Allina Health System, Inc. 3.887% 4/15/49	20,000	23,325
Anthem, Inc.:
3.35% 12/1/24	89,000	95,411
4.101% 3/1/28	50,000	56,601
4.375% 12/1/47	175,000	211,128
4.55% 3/1/48	120,000	147,839
Banner Health 2.913% 1/1/51	100,000	100,162
Baptist Healthcare System Obli 3.54% 8/15/50	100,000	107,927
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	71,000	70,642
Cardinal Health, Inc. 3.41% 6/15/27	67,000	72,933
Children's Hospital of Philadelphia 2.704% 7/1/50	79,000	77,069
Cigna Corp.:
3.75% 7/15/23	10,000	10,570
4.125% 11/15/25	25,000	27,782
4.375% 10/15/28	30,000	34,668
4.5% 2/25/26	74,000	83,536
4.8% 8/15/38	80,000	97,908
4.8% 7/15/46	465,000	580,779
4.9% 12/15/48	30,000	38,357
CommonSpirit Health 3.91% 10/1/50	125,000	136,557
CVS Health Corp.:
2.7% 8/21/40	607,000	579,224
3% 8/15/26	20,000	21,472
3.25% 8/15/29	195,000	209,594
3.75% 4/1/30	380,000	422,162
4.1% 3/25/25	32,000	35,108
4.25% 4/1/50	37,000	43,569
4.3% 3/25/28	264,000	301,133
5.05% 3/25/48	131,000	168,623
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	120,000	136,979
HCA Holdings, Inc.:
4.5% 2/15/27	1,013,000	1,140,341
5.25% 6/15/49	100,000	127,635
Humana, Inc. 3.95% 3/15/27	445,000	496,457
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	83,000	93,086
Kaiser Foundation Hospitals:
2.81% 6/1/41	63,000	63,741
3.266% 11/1/49	80,000	85,483
4.15% 5/1/47	30,000	36,592
MidMichigan Health 3.409% 6/1/50	33,000	35,526
Novant Health, Inc. 3.168% 11/1/51	105,000	110,652
Orlando Health Obligated Group 3.327% 10/1/50	57,000	60,663
Piedmont Healthcare, Inc. 2.719% 1/1/42	137,000	134,120
Providence St. Joseph Health Obligated Group 2.7% 10/1/51 (e)	130,000	123,931
Sutter Health 3.361% 8/15/50	130,000	137,511
Trinity Health Corp. 2.632% 12/1/40	50,000	48,979
UnitedHealth Group, Inc.:
1.25% 1/15/26	81,000	81,508
2.375% 8/15/24	90,000	94,261
2.9% 5/15/50	120,000	120,324
3.5% 8/15/39	772,000	852,338
3.7% 8/15/49	40,000	45,437
3.75% 10/15/47	30,000	34,256
4.45% 12/15/48	102,000	129,345
West Virginia University Health System Obligated Group 3.129% 6/1/50	70,000	70,677
		8,446,678
Life Sciences Tools & Services - 0.1%
PerkinElmer, Inc. 2.25% 9/15/31	90,000	88,784
Thermo Fisher Scientific, Inc.:
3.2% 8/15/27	82,000	89,293
4.133% 3/25/25	204,000	224,440
4.497% 3/25/30	84,000	99,397
		501,914
Pharmaceuticals - 0.6%
AstraZeneca Finance LLC:
1.2% 5/28/26	290,000	290,073
2.25% 5/28/31	290,000	294,557
AstraZeneca PLC:
4.375% 11/16/45	45,000	57,038
4.375% 8/17/48	50,000	63,465
Bristol-Myers Squibb Co.:
2.9% 7/26/24	70,000	74,322
3.4% 7/26/29	100,000	110,833
4.125% 6/15/39	100,000	120,100
4.55% 2/20/48	53,000	67,987
5% 8/15/45	435,000	584,813
Eli Lilly & Co. 2.25% 5/15/50	200,000	180,799
GlaxoSmithKline Capital, Inc. 3.875% 5/15/28	130,000	147,163
Johnson & Johnson:
1.3% 9/1/30	110,000	106,048
2.1% 9/1/40	220,000	206,847
2.45% 9/1/60	110,000	102,609
3.4% 1/15/38	116,000	130,278
Merck & Co., Inc.:
3.7% 2/10/45	45,000	51,727
4.15% 5/18/43	266,000	323,309
Mylan NV 4.55% 4/15/28	20,000	22,828
Novartis Capital Corp.:
1.75% 2/14/25	100,000	102,777
2.75% 8/14/50	50,000	50,318
3.1% 5/17/27	90,000	97,935
4% 11/20/45	35,000	42,249
Pfizer, Inc.:
2.55% 5/28/40	125,000	124,154
2.7% 5/28/50	380,000	373,791
3.45% 3/15/29	70,000	77,902
4% 12/15/36	36,000	42,756
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	110,000	118,653
Takeda Pharmaceutical Co. Ltd.:
2.05% 3/31/30	200,000	196,863
3.025% 7/9/40	272,000	276,162
Viatris, Inc.:
2.7% 6/22/30 (b)	100,000	101,090
4% 6/22/50 (b)	100,000	106,286
Zoetis, Inc. 4.45% 8/20/48	60,000	75,386
		4,721,118
TOTAL HEALTH CARE		18,026,781
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.5%
General Dynamics Corp.:
2.125% 8/15/26	160,000	166,866
3.375% 5/15/23	81,000	84,802
4.25% 4/1/50	50,000	63,212
Lockheed Martin Corp.:
4.09% 9/15/52	70,000	85,660
4.7% 5/15/46	28,000	36,643
Northrop Grumman Corp.:
3.25% 1/15/28	80,000	86,552
4.03% 10/15/47	106,000	124,097
5.25% 5/1/50	120,000	168,280
Raytheon Technologies Corp.:
3.65% 8/16/23	4,000	4,225
3.75% 11/1/46	30,000	33,308
4.05% 5/4/47	18,000	20,876
4.125% 11/16/28	260,000	295,928
4.35% 4/15/47	50,000	60,064
4.45% 11/16/38	370,000	448,008
The Boeing Co.:
3.2% 3/1/29	126,000	131,116
4.875% 5/1/25	660,000	734,521
5.705% 5/1/40	836,000	1,062,352
5.805% 5/1/50	130,000	173,286
		3,779,796
Air Freight & Logistics - 0.1%
FedEx Corp.:
4.05% 2/15/48	150,000	167,804
4.25% 5/15/30	175,000	200,866
4.95% 10/17/48	102,000	129,204
United Parcel Service, Inc.:
2.8% 11/15/24	88,000	93,628
5.3% 4/1/50	170,000	245,492
		836,994
Airlines - 0.1%
Southwest Airlines Co. 5.125% 6/15/27	595,000	695,838
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30	216,957	226,112
		921,950
Building Products - 0.1%
Carrier Global Corp.:
2.493% 2/15/27	50,000	52,279
2.722% 2/15/30	100,000	103,456
3.377% 4/5/40	195,000	204,606
3.577% 4/5/50	50,000	53,122
Masco Corp.:
2% 2/15/31	103,000	99,623
3.125% 2/15/51	52,000	50,993
		564,079
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.45% 2/15/31	500,000	468,533
3.95% 5/15/28	28,000	31,588
		500,121
Industrial Conglomerates - 0.3%
3M Co.:
2.375% 8/26/29	177,000	183,662
2.65% 4/15/25	24,000	25,336
3.05% 4/15/30	19,000	20,535
3.7% 4/15/50	24,000	27,407
General Electric Co.:
3.625% 5/1/30	120,000	133,344
4.25% 5/1/40	100,000	116,821
4.35% 5/1/50	489,000	590,441
4.5% 3/11/44	105,000	126,614
Honeywell International, Inc.:
2.8% 6/1/50	150,000	151,828
3.812% 11/21/47	20,000	23,635
Roper Technologies, Inc.:
1% 9/15/25	50,000	49,733
1.4% 9/15/27	50,000	49,377
1.75% 2/15/31	50,000	47,679
2% 6/30/30	330,000	323,099
		1,869,511
Machinery - 0.3%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	170,000	170,416
1.1% 9/14/27	530,000	524,070
3.45% 5/15/23	182,000	191,452
3.65% 12/7/23	310,000	331,690
Caterpillar, Inc. 3.25% 9/19/49	110,000	119,235
Deere & Co. 2.875% 9/7/49	130,000	133,974
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29	125,000	139,787
Otis Worldwide Corp.:
2.056% 4/5/25	48,000	49,598
2.565% 2/15/30	70,000	71,863
3.362% 2/15/50	50,000	52,305
Parker Hannifin Corp. 4% 6/14/49	110,000	126,762
		1,911,152
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	76,000	82,059
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
3.05% 2/15/51	311,000	320,604
3.25% 6/15/27	160,000	176,406
4.05% 6/15/48	207,000	247,885
Canadian National Railway Co. 2.45% 5/1/50	210,000	192,970
CSX Corp.:
4.3% 3/1/48	140,000	169,819
4.5% 3/15/49	160,000	198,832
4.75% 11/15/48	70,000	90,370
Norfolk Southern Corp.:
3.8% 8/1/28	63,000	70,522
4.05% 8/15/52	90,000	105,679
4.15% 2/28/48	38,000	44,918
Union Pacific Corp.:
2.75% 3/1/26	160,000	170,341
2.891% 4/6/36 (b)	79,000	82,029
2.973% 9/16/62	290,000	279,640
3.25% 2/5/50	50,000	52,485
3.5% 6/8/23	270,000	283,425
3.6% 9/15/37	38,000	42,316
3.839% 3/20/60	70,000	80,310
		2,608,551
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.875% 1/15/26	120,000	125,387
3.25% 3/1/25	88,000	92,909
3.75% 6/1/26	158,000	171,021
3.875% 7/3/23	526,000	553,012
4.25% 2/1/24	170,000	182,456
		1,124,785
TOTAL INDUSTRIALS		14,198,998
INFORMATION TECHNOLOGY - 1.9%
Electronic Equipment & Components - 0.1%
Corning, Inc. 5.35% 11/15/48	10,000	13,672
Dell International LLC/EMC Corp.:
5.3% 10/1/29	390,000	471,439
8.1% 7/15/36	80,000	121,310
8.35% 7/15/46	187,000	303,287
		909,708
IT Services - 0.6%
Fidelity National Information Services, Inc.:
1.15% 3/1/26	246,000	243,860
2.25% 3/1/31	200,000	198,519
Fiserv, Inc.:
2.75% 7/1/24	440,000	463,355
3.5% 7/1/29	80,000	87,116
4.4% 7/1/49	240,000	287,363
Global Payments, Inc. 1.2% 3/1/26	346,000	342,495
IBM Corp.:
1.95% 5/15/30	175,000	172,837
2.95% 5/15/50	175,000	172,403
3.5% 5/15/29	843,000	931,612
MasterCard, Inc.:
2.95% 6/1/29	50,000	54,142
3.3% 3/26/27	38,000	41,774
3.35% 3/26/30	53,000	58,957
3.85% 3/26/50	115,000	136,751
PayPal Holdings, Inc.:
1.65% 6/1/25	70,000	71,732
2.3% 6/1/30	120,000	122,985
The Western Union Co. 2.85% 1/10/25	70,000	73,391
Visa, Inc.:
1.1% 2/15/31	250,000	234,255
2.05% 4/15/30	350,000	355,560
2.7% 4/15/40	150,000	153,473
4.15% 12/14/35	38,000	45,795
		4,248,375
Semiconductors & Semiconductor Equipment - 0.5%
Analog Devices, Inc. 2.8% 10/1/41	130,000	130,016
Applied Materials, Inc. 4.35% 4/1/47	28,000	35,111
Broadcom Corp./Broadcom Cayman LP 3.5% 1/15/28	1,134,000	1,231,931
Broadcom, Inc.:
3.419% 4/15/33 (b)	82,000	84,884
4.3% 11/15/32	250,000	280,158
4.75% 4/15/29	50,000	57,423
5% 4/15/30	50,000	58,388
Intel Corp.:
3.25% 11/15/49	110,000	114,012
3.734% 12/8/47	617,000	688,312
Lam Research Corp. 2.875% 6/15/50	150,000	150,417
NVIDIA Corp.:
2% 6/15/31	216,000	214,858
2.85% 4/1/30	100,000	107,160
3.5% 4/1/40	50,000	55,448
3.5% 4/1/50	50,000	56,022
Qualcomm, Inc. 1.65% 5/20/32	54,000	51,429
Texas Instruments, Inc. 4.15% 5/15/48	70,000	86,823
		3,402,392
Software - 0.4%
Microsoft Corp.:
2.525% 6/1/50	326,000	313,696
2.921% 3/17/52	534,000	552,048
3.3% 2/6/27	115,000	127,192
3.45% 8/8/36	31,000	35,474
Oracle Corp.:
1.65% 3/25/26	207,000	209,941
2.5% 4/1/25	80,000	83,690
2.95% 4/1/30	150,000	157,130
3.25% 11/15/27	96,000	104,165
3.6% 4/1/50	300,000	300,359
3.8% 11/15/37	110,000	118,704
3.85% 4/1/60	80,000	81,293
4% 11/15/47	187,000	199,692
5.375% 7/15/40	641,000	807,638
		3,091,022
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.:
1.125% 5/11/25	772,000	777,601
1.25% 8/20/30	50,000	47,364
2.375% 2/8/41	330,000	316,959
2.55% 8/20/60	200,000	182,314
2.95% 9/11/49	240,000	244,078
3% 11/13/27	96,000	104,394
3.75% 11/13/47	57,000	65,982
3.85% 5/4/43	369,000	431,118
4.5% 2/23/36	90,000	112,788
HP, Inc. 2.2% 6/17/25	160,000	165,115
		2,447,713
TOTAL INFORMATION TECHNOLOGY		14,099,210
MATERIALS - 1.1%
Chemicals - 0.6%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	100,000	101,817
2.05% 5/15/30	60,000	60,651
2.7% 5/15/40	60,000	60,469
2.8% 5/15/50	100,000	99,991
DuPont de Nemours, Inc.:
4.205% 11/15/23	30,000	32,216
4.725% 11/15/28	35,000	41,158
5.319% 11/15/38	679,000	875,008
Eastman Chemical Co. 4.5% 12/1/28	174,000	200,446
Ecolab, Inc.:
1.3% 1/30/31	300,000	282,561
4.8% 3/24/30	190,000	230,795
LYB International Finance II BV 3.5% 3/2/27	166,000	181,028
LYB International Finance III LLC:
3.375% 10/1/40	120,000	124,612
3.625% 4/1/51	120,000	126,149
4.2% 10/15/49	100,000	113,804
Nutrien Ltd.:
4.2% 4/1/29	13,000	14,805
5% 4/1/49	103,000	135,368
Sherwin-Williams Co.:
3.45% 6/1/27	290,000	318,450
3.8% 8/15/49	80,000	89,730
4.5% 6/1/47	50,000	60,609
The Dow Chemical Co.:
2.1% 11/15/30	250,000	247,683
3.6% 11/15/50	150,000	159,198
4.8% 5/15/49	50,000	63,206
7.375% 11/1/29	46,000	62,776
The Mosaic Co. 4.05% 11/15/27	90,000	101,134
Westlake Chemical Corp. 3.6% 8/15/26	625,000	686,217
		4,469,881
Containers & Packaging - 0.1%
International Paper Co.:
3% 2/15/27	29,000	31,373
4.8% 6/15/44	155,000	195,436
WRKCo, Inc. 4.65% 3/15/26	290,000	329,478
		556,287
Metals & Mining - 0.4%
Barrick Gold Corp. 5.25% 4/1/42	163,000	210,830
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	176,000	234,436
Newmont Corp.:
2.25% 10/1/30	100,000	99,474
2.8% 10/1/29	100,000	104,007
5.45% 6/9/44	80,000	108,596
Rio Tinto Finance (U.S.A.) Ltd. 3.75% 6/15/25	1,494,000	1,632,941
Southern Copper Corp. 5.875% 4/23/45	30,000	40,575
Vale Overseas Ltd. 3.75% 7/8/30	300,000	309,660
		2,740,519
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/28	298,000	289,805
TOTAL MATERIALS		8,056,492
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	125,000	121,172
3% 5/18/51	125,000	121,612
4.85% 4/15/49	90,000	115,572
American Tower Corp.:
2.1% 6/15/30	160,000	156,572
3.1% 6/15/50	160,000	156,619
3.6% 1/15/28	32,000	34,839
3.8% 8/15/29	70,000	77,623
AvalonBay Communities, Inc.:
2.3% 3/1/30	130,000	131,974
3.2% 1/15/28	63,000	68,021
Boston Properties, Inc. 3.65% 2/1/26	100,000	109,016
Crown Castle International Corp.:
1.35% 7/15/25	79,000	79,373
2.25% 1/15/31	100,000	97,727
3.25% 1/15/51	40,000	39,478
3.7% 6/15/26	100,000	109,151
Duke Realty LP 1.75% 2/1/31	370,000	352,553
ERP Operating LP:
3.5% 3/1/28	61,000	66,978
4.15% 12/1/28	330,000	376,241
Healthpeak Properties, Inc. 3% 1/15/30	140,000	147,677
Kimco Realty Corp.:
1.9% 3/1/28	570,000	569,943
3.3% 2/1/25	180,000	191,901
National Retail Properties, Inc. 3% 4/15/52	100,000	94,645
Omega Healthcare Investors, Inc. 5.25% 1/15/26	230,000	261,131
Prologis LP 3% 4/15/50	145,000	147,926
Realty Income Corp. 3.25% 1/15/31	220,000	238,736
Simon Property Group LP:
2.65% 7/15/30	125,000	128,847
3.375% 12/1/27	935,000	1,019,103
UDR, Inc. 2.1% 6/15/33	80,000	76,254
Ventas Realty LP:
4.4% 1/15/29	40,000	45,733
4.875% 4/15/49	160,000	199,968
VEREIT Operating Partnership LP 3.4% 1/15/28	230,000	248,664
Welltower, Inc. 4.95% 9/1/48	76,000	97,400
		5,682,449
Real Estate Management & Development - 0.0%
Essex Portfolio LP 2.65% 3/15/32	170,000	171,791
TOTAL REAL ESTATE		5,854,240
UTILITIES - 1.7%
Electric Utilities - 1.1%
Appalachian Power Co.:
3.3% 6/1/27	110,000	118,819
4.45% 6/1/45	18,000	21,521
4.5% 3/1/49	90,000	109,706
Baltimore Gas & Electric Co.:
2.9% 6/15/50	200,000	197,378
3.2% 9/15/49	150,000	156,089
CenterPoint Energy Houston Electric LLC 3.35% 4/1/51	250,000	272,171
Commonwealth Edison Co. 4% 3/1/48	42,000	49,342
Duke Energy Carolinas LLC:
2.45% 8/15/29	190,000	195,624
3.95% 3/15/48	31,000	35,866
4.25% 12/15/41	341,000	405,188
Duke Energy Corp.:
2.45% 6/1/30	182,000	183,933
3.75% 9/1/46	80,000	85,426
3.95% 8/15/47	250,000	275,706
4.2% 6/15/49	90,000	102,455
Entergy Corp. 0.9% 9/15/25	400,000	393,322
Entergy, Inc. 3.55% 9/30/49	29,000	30,841
Eversource Energy:
2.55% 3/15/31	120,000	121,632
3.3% 1/15/28	62,000	67,114
3.45% 1/15/50	60,000	62,857
Exelon Corp.:
3.4% 4/15/26	150,000	162,468
4.05% 4/15/30	150,000	169,999
4.45% 4/15/46	144,000	173,917
FirstEnergy Corp.:
1.6% 1/15/26	85,000	84,060
5.35% 7/15/47	140,000	170,712
Florida Power & Light Co.:
2.85% 4/1/25	167,000	177,264
4.125% 6/1/48	26,000	31,865
Interstate Power and Light Co. 2.3% 6/1/30	93,000	93,378
Kentucky Utilities Co. 5.125% 11/1/40	100,000	128,591
MidAmerican Energy Co.:
3.65% 4/15/29	190,000	212,606
3.65% 8/1/48	30,000	33,660
NextEra Energy Capital Holdings, Inc. 3.5% 4/1/29	140,000	152,955
Northern States Power Co.:
2.9% 3/1/50	80,000	80,358
3.6% 9/15/47	50,000	55,909
Oncor Electric Delivery Co. LLC:
3.1% 9/15/49	100,000	104,402
3.75% 4/1/45	120,000	136,506
Pacific Gas & Electric Co. 3.5% 8/1/50	682,000	620,235
PacifiCorp 6% 1/15/39	235,000	327,581
PECO Energy Co. 3.9% 3/1/48	96,000	111,090
PPL Capital Funding, Inc. 4% 9/15/47	20,000	22,951
PPL Electric Utilities Corp. 3% 10/1/49	100,000	102,307
Public Service Co. of Colorado:
3.7% 6/15/28	87,000	96,840
6.25% 9/1/37	182,000	265,169
Public Service Electric & Gas Co.:
2.45% 1/15/30	70,000	72,510
3.15% 1/1/50	70,000	73,033
3.6% 12/1/47	44,000	49,592
Puget Sound Energy, Inc. 4.223% 6/15/48	45,000	54,055
Southern California Edison Co. 4% 4/1/47	562,000	602,658
Southern Co. 3.25% 7/1/26	112,000	120,520
Southwestern Electric Power Co. 3.85% 2/1/48	190,000	207,917
Tampa Electric Co. 4.45% 6/15/49	100,000	123,533
Virginia Electric & Power Co.:
3.3% 12/1/49	60,000	62,970
3.8% 9/15/47	50,000	56,422
4.6% 12/1/48	52,000	66,587
Xcel Energy, Inc.:
3.4% 6/1/30	63,000	68,657
4% 6/15/28	76,000	85,311
		8,043,578
Gas Utilities - 0.1%
Dominion Gas Holdings LLC 2.5% 11/15/24	50,000	52,360
Southern Co. Gas Capital Corp. 3.95% 10/1/46	308,000	341,457
		393,817
Independent Power and Renewable Electricity Producers - 0.0%
Southern Power Co. 4.95% 12/15/46	80,000	97,267
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.:
4.25% 10/15/50	290,000	350,612
4.45% 1/15/49	54,000	66,686
CenterPoint Energy, Inc.:
2.5% 9/1/22	44,000	44,786
3.7% 9/1/49	80,000	87,055
Consolidated Edison Co. of New York, Inc.:
3.95% 4/1/50	130,000	148,340
4.65% 12/1/48	50,000	61,863
5.5% 12/1/39	256,000	336,720
Dominion Energy, Inc.:
3.375% 4/1/30	720,000	779,930
4.6% 3/15/49	50,000	62,156
4.7% 12/1/44	26,000	32,254
7% 6/15/38	130,000	190,174
NiSource, Inc.:
0.95% 8/15/25	280,000	276,655
2.95% 9/1/29	190,000	198,554
3.49% 5/15/27	50,000	54,792
3.95% 3/30/48	46,000	52,053
5.25% 2/15/43	156,000	202,165
Puget Energy, Inc. 4.1% 6/15/30	200,000	220,223
Sempra Energy 6% 10/15/39	274,000	376,570
		3,541,588
Water Utilities - 0.0%
American Water Capital Corp. 3.75% 9/1/47	240,000	269,065
TOTAL UTILITIES		12,345,315
TOTAL NONCONVERTIBLE BONDS (Cost $187,196,234)		190,873,159

U.S. Government and Government Agency Obligations - 43.1%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.9%
Fannie Mae:
0.375% 8/25/25	95,000	93,544
0.5% 6/17/25	2,248,000	2,234,392
0.625% 4/22/25	258,000	257,488
0.875% 8/5/30	339,000	319,119
1.75% 7/2/24	100,000	103,505
1.875% 9/24/26	60,000	62,628
Federal Home Loan Bank:
0.375% 9/4/25	160,000	157,403
1.5% 8/15/24	100,000	102,843
1.875% 11/29/21	285,000	285,834
3% 10/12/21	100,000	100,090
Freddie Mac:
0.25% 8/24/23	500,000	499,658
0.375% 7/21/25	448,000	442,114
0.375% 9/23/25	231,000	227,241
6.25% 7/15/32	360,000	521,741
Tennessee Valley Authority:
0.75% 5/15/25	600,000	600,803
2.875% 2/1/27	130,000	141,664
4.25% 9/15/65	30,000	41,853
5.88% 4/1/36	260,000	381,243
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		6,573,163
U.S. Treasury Obligations - 42.2%
U.S. Treasury Bonds:
1.125% 5/15/40	6,181,000	5,342,460
1.125% 8/15/40	1,681,000	1,446,579
1.25% 5/15/50	2,000	1,636
1.375% 11/15/40	4,560,000	4,096,163
1.375% 8/15/50	10,895,000	9,193,507
1.625% 11/15/50	4,518,000	4,058,964
1.75% 8/15/41	730,000	697,834
1.875% 2/15/41	6,405,000	6,264,891
1.875% 2/15/51	1,734,000	1,653,532
2% 2/15/50	287,000	281,955
2% 8/15/51	996,000	978,414
2.25% 8/15/46	110,000	113,605
2.25% 8/15/49	129,000	133,717
2.375% 11/15/49	199,000	211,803
2.375% 5/15/51	1,985,000	2,118,367
2.5% 2/15/45	128,000	138,230
2.5% 2/15/46	342,000	369,868
2.5% 5/15/46	93,000	100,633
2.75% 8/15/42	197,000	221,694
2.75% 11/15/42	587,000	660,077
2.75% 8/15/47	51,000	57,887
2.75% 11/15/47	107,000	121,570
2.875% 5/15/43	190,000	218,047
2.875% 8/15/45	586,000	675,685
2.875% 5/15/49	1,000	1,169
3% 5/15/42	89,000	104,057
3% 11/15/44	2,149,000	2,523,144
3% 5/15/45	4,000	4,706
3% 11/15/45	744,000	877,048
3% 2/15/47	49,000	58,061
3% 5/15/47	208,000	246,748
3% 2/15/48	87,000	103,448
3% 8/15/48	3,000	3,574
3% 2/15/49	134,000	160,182
3.125% 11/15/41	113,000	134,576
3.125% 2/15/42	65,000	77,551
3.125% 2/15/43	838,000	998,562
3.125% 8/15/44	687,000	822,173
3.125% 5/15/48	169,000	205,625
3.375% 5/15/44	1,976,000	2,456,029
3.375% 11/15/48	157,000	200,003
3.5% 2/15/39	8,000	9,974
3.625% 8/15/43	971,000	1,246,332
3.625% 2/15/44	2,647,000	3,407,289
3.75% 8/15/41	45,000	58,331
3.75% 11/15/43	2,130,000	2,786,639
3.875% 8/15/40	52,000	68,185
4.375% 2/15/38	12,000	16,425
4.375% 11/15/39	24,000	33,259
4.375% 5/15/41	32,000	44,819
4.5% 5/15/38	92,000	127,833
4.5% 8/15/39	17,000	23,876
4.75% 2/15/41	48,000	70,133
5.5% 8/15/28	4,000	5,112
7.125% 2/15/23	175,000	191,721
7.25% 8/15/22	190,000	201,830
U.S. Treasury Notes:
0.125% 4/30/22	1,564,000	1,564,489
0.125% 5/31/22	2,241,000	2,241,613
0.125% 6/30/22	1,374,000	1,374,429
0.125% 7/31/22	2,050,000	2,050,480
0.125% 8/31/22	176,000	176,041
0.125% 9/30/22	42,000	42,013
0.125% 10/31/22	4,865,000	4,865,570
0.125% 11/30/22	1,438,000	1,437,775
0.125% 12/31/22	1,557,000	1,556,513
0.125% 1/31/23	4,663,000	4,660,632
0.125% 2/28/23	2,598,000	2,596,072
0.125% 3/31/23	6,126,000	6,120,018
0.125% 4/30/23	751,000	750,003
0.125% 5/15/23	806,000	804,835
0.125% 7/15/23	534,000	532,894
0.125% 9/15/23	23,903,000	23,830,170
0.125% 10/15/23	3,458,000	3,445,573
0.125% 12/15/23	357,000	355,327
0.125% 1/15/24	908,000	903,141
0.125% 2/15/24	2,144,000	2,131,689
0.25% 6/15/23	3,000	3,001
0.25% 5/15/24	524,000	521,482
0.25% 5/31/25	3,744,000	3,680,820
0.25% 6/30/25	945,000	928,167
0.25% 7/31/25	3,265,000	3,202,506
0.25% 8/31/25	154,000	150,854
0.25% 9/30/25	14,303,000	13,996,268
0.25% 10/31/25	2,234,000	2,182,775
0.375% 3/31/22	1,044,000	1,045,631
0.375% 4/15/24	2,669,000	2,665,977
0.375% 7/15/24	120,000	119,672
0.375% 8/15/24	1,798,000	1,791,538
0.375% 4/30/25	1,897,000	1,875,955
0.375% 11/30/25	3,253,000	3,190,863
0.375% 1/31/26	2,692,000	2,634,164
0.375% 7/31/27	1,259,000	1,204,902
0.375% 9/30/27	1,571,000	1,499,078
0.5% 3/15/23	3,412,000	3,428,127
0.5% 3/31/25	1,366,000	1,358,423
0.5% 2/28/26	10,148,000	9,976,753
0.5% 4/30/27	718,000	694,721
0.5% 5/31/27	4,223,000	4,079,649
0.5% 6/30/27	2,827,000	2,728,938
0.5% 10/31/27	4,372,000	4,195,925
0.625% 7/31/26	5,694,000	5,602,807
0.625% 3/31/27	2,260,000	2,205,354
0.625% 11/30/27	2,230,000	2,153,692
0.625% 12/31/27	5,260,000	5,074,667
0.625% 5/15/30	6,139,000	5,729,893
0.625% 8/15/30	2,410,000	2,241,959
0.75% 3/31/26	3,001,000	2,979,782
0.75% 5/31/26	1,269,000	1,258,342
0.75% 1/31/28	598,000	580,691
0.875% 11/15/30	5,503,000	5,222,261
1% 7/31/28	120,000	117,675
1.125% 2/28/22	569,000	571,489
1.125% 2/28/27	691,000	693,375
1.125% 2/29/28	3,054,000	3,034,793
1.125% 2/15/31	4,129,000	3,999,324
1.25% 8/31/24	1,923,000	1,964,465
1.25% 3/31/28	2,888,000	2,888,113
1.25% 4/30/28	2,488,000	2,486,251
1.25% 6/30/28	2,989,000	2,982,695
1.25% 8/15/31	2,522,000	2,460,920
1.375% 1/31/22	1,769,000	1,776,780
1.375% 2/15/23	2,303,000	2,341,143
1.375% 1/31/25	1,386,000	1,420,921
1.375% 8/31/26	253,000	257,833
1.5% 10/31/21	440,000	440,517
1.5% 11/30/21	3,089,000	3,096,300
1.5% 8/15/22	1,141,000	1,155,173
1.5% 9/15/22	464,000	470,199
1.5% 1/15/23	2,392,000	2,433,580
1.5% 9/30/24	1,783,000	1,835,167
1.5% 10/31/24	2,714,000	2,793,724
1.5% 11/30/24	2,519,000	2,592,700
1.5% 8/15/26	557,000	571,012
1.5% 1/31/27	2,284,000	2,337,799
1.5% 2/15/30	1,266,000	1,274,061
1.625% 12/31/21	2,309,000	2,318,002
1.625% 8/31/22	562,000	569,903
1.625% 11/15/22	1,457,000	1,481,587
1.625% 2/15/26	261,000	269,299
1.625% 5/15/26	264,000	272,271
1.625% 9/30/26	1,113,000	1,147,607
1.625% 10/31/26	457,000	471,031
1.625% 11/30/26	180,000	185,513
1.625% 8/15/29	466,000	474,628
1.625% 5/15/31	2,023,000	2,046,707
1.75% 2/28/22	441,000	444,101
1.75% 6/15/22	485,000	490,684
1.75% 6/30/22	336,000	340,174
1.75% 7/15/22	1,795,000	1,818,419
1.75% 6/30/24	805,000	833,364
1.75% 7/31/24	2,907,000	3,011,357
1.75% 12/31/24	2,363,000	2,451,705
1.75% 12/31/26	527,000	546,454
1.875% 5/31/22	115,000	116,375
1.875% 9/30/22	358,000	364,377
1.875% 6/30/26	589,000	614,470
1.875% 7/31/26	909,000	948,449
2% 12/31/21	333,000	334,607
2% 10/31/22	48,000	48,981
2% 5/31/24	442,000	460,163
2% 2/15/25	82,000	85,770
2% 8/15/25	50,000	52,355
2% 11/15/26	585,000	613,793
2.125% 12/31/22	19,000	19,468
2.125% 3/31/24	1,201,000	1,252,089
2.125% 5/15/25	13,000	13,662
2.25% 4/30/24	1,443,000	1,510,472
2.25% 10/31/24	279,000	293,571
2.25% 12/31/24	160,000	168,550
2.25% 2/15/27	393,000	417,440
2.25% 8/15/27	639,000	679,162
2.25% 11/15/27	682,000	724,971
2.375% 3/15/22	1,583,000	1,599,819
2.375% 1/31/23	239,000	246,058
2.375% 2/29/24	394,000	412,792
2.375% 4/30/26	405,000	431,578
2.375% 5/15/27	46,000	49,198
2.375% 5/15/29	108,000	115,931
2.5% 1/15/22	1,095,000	1,102,732
2.5% 2/15/22	738,000	744,746
2.5% 8/15/23	57,000	59,385
2.5% 1/31/24	3,559,000	3,735,282
2.5% 5/15/24	217,000	228,698
2.5% 1/31/25	238,000	252,866
2.5% 2/28/26	191,000	204,422
2.625% 12/15/21	1,639,000	1,647,653
2.625% 2/28/23	492,000	509,009
2.625% 6/30/23	1,031,000	1,073,931
2.625% 12/31/23	1,205,000	1,266,333
2.625% 12/31/25	331,000	355,476
2.625% 1/31/26	461,000	495,467
2.625% 2/15/29	391,000	426,312
2.75% 4/30/23	84,000	87,373
2.75% 5/31/23	176,000	183,391
2.75% 7/31/23	700,000	731,910
2.75% 8/31/23	1,634,000	1,711,296
2.75% 6/30/25	113,000	121,440
2.75% 2/15/28	363,000	397,131
2.875% 10/15/21	575,000	575,619
2.875% 11/15/21	9,000	9,031
2.875% 10/31/23	810,000	853,095
2.875% 11/30/23	1,045,000	1,102,353
2.875% 5/31/25	144,000	155,289
2.875% 5/15/28	216,000	238,233
2.875% 8/15/28	303,000	334,708
3% 9/30/25	148,000	160,886
3% 10/31/25	130,000	141,456
3.125% 11/15/28	940,000	1,056,105
TOTAL U.S. TREASURY OBLIGATIONS		314,774,990
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $321,480,315)		321,348,153

U.S. Government Agency - Mortgage Securities - 29.1%
	Principal Amount (a)	Value ($)
Fannie Mae - 10.4%
1.5% 12/1/50	2,117,280	2,059,807
2% 7/1/35 to 4/1/51	22,148,201	22,330,459
2.5% 2/1/23 to 9/1/51	7,788,729	8,078,389
3.5% 1/1/24 to 8/1/50	13,321,548	14,329,268
4% 6/1/34 to 7/1/50	6,886,776	7,401,390
4% 2/1/45	99,986	109,922
4% 3/1/45	34,576	38,012
4.5% 10/1/39	65,442	73,050
4.5% 9/1/41	32,435	36,205
4.5% 5/1/47 to 4/1/50	3,458,873	3,741,840
4.5% 7/1/47	98,420	109,861
5% 11/1/25 to 10/1/50	659,235	725,678
5.5% 5/1/44 to 4/1/49	319,447	360,909
3% 4/1/22 to 7/1/50	17,561,735	18,499,968
TOTAL FANNIE MAE		77,894,758
Freddie Mac - 6.6%
1.5% 7/1/51	596,049	579,683
2% 10/1/30 to 10/1/51	13,144,698	13,305,033
2% 9/1/35	302,527	311,816
2% 11/1/35	424,536	437,439
2% 11/1/35	132,665	136,697
2.5% 5/1/25 to 8/1/51	17,046,455	17,635,077
3% 1/1/29 to 4/1/50	1,769,677	1,864,233
3% 8/1/47	30,818	32,451
3.5% 7/1/33 to 3/1/50	6,289,000	6,759,713
4% 11/1/33 to 10/1/50	3,942,546	4,236,803
4% 5/1/45	15,470	17,007
4.5% 7/1/41	191,203	213,430
4.5% 6/1/48 to 4/1/50	1,297,283	1,400,367
5% 4/1/48 to 5/1/50	1,571,181	1,724,116
5.5% 6/1/49	287,000	321,064
TOTAL FREDDIE MAC		48,974,929
Ginnie Mae - 6.3%
1.5% 5/20/51	98,434	96,815
1.5% 10/1/51 (e)	30,000	29,484
2% 3/20/51 to 6/20/51	7,347,649	7,458,943
2% 10/1/51 (e)	200,000	202,823
2% 10/1/51 (e)	200,000	202,823
2% 10/1/51 (e)	450,000	456,352
2% 10/1/51 (e)	325,000	329,587
2% 10/1/51 (e)	300,000	304,234
2% 10/1/51 (e)	175,000	177,470
2% 10/1/51 (e)	50,000	50,706
2% 10/1/51 (e)	370,000	375,222
2.5% 10/20/46 to 5/20/51	8,727,556	9,011,099
2.5% 10/1/51 (e)	250,000	258,080
2.5% 10/1/51 (e)	200,000	206,464
2.5% 10/1/51 (e)	250,000	258,080
2.5% 10/1/51 (e)	740,000	763,916
3% 7/20/42 to 5/20/51	7,642,835	8,010,840
3% 10/1/51 (e)	300,000	313,468
3% 10/1/51 (e)	500,000	522,447
3% 10/1/51 (e)	450,000	470,202
3% 10/1/51 (e)	890,000	929,956
3.5% 2/20/46 to 4/20/50	6,246,753	6,595,588
3.5% 10/1/51 (e)	50,000	52,583
3.5% 10/1/51 (e)	100,000	105,165
3.5% 10/1/51 (e)	150,000	157,748
3.5% 10/1/51 (e)	250,000	262,913
3.5% 10/1/51 (e)	50,000	52,583
3.5% 10/1/51 (e)	50,000	52,583
3.5% 10/1/51 (e)	250,000	262,913
3.5% 10/1/51 (e)	50,000	52,583
3.5% 10/1/51 (e)	100,000	105,165
3.5% 10/1/51 (e)	50,000	52,583
3.5% 10/1/51 (e)	1,080,000	1,135,786
3.5% 11/1/51 (e)	50,000	52,594
3.5% 11/1/51 (e)	50,000	52,594
3.5% 11/1/51 (e)	50,000	52,594
4% 4/20/47 to 1/20/51	3,510,563	3,729,338
4% 10/1/51 (e)	590,000	626,414
4.5% 1/20/47 to 1/20/51	1,674,537	1,789,152
4.5% 10/1/51 (e)	360,000	384,708
5% 11/20/47 to 4/20/50	599,851	647,326
5% 10/1/51 (e)	180,000	193,950
5.5% 9/20/47 to 1/20/49	59,709	67,180
TOTAL GINNIE MAE		46,913,054
Uniform Mortgage Backed Securities - 5.8%
1.5% 10/1/36 (e)	1,800,000	1,817,465
1.5% 10/1/36 (e)	2,000,000	2,019,405
1.5% 10/1/36 (e)	1,200,000	1,211,643
1.5% 10/1/36 (e)	25,000	25,243
1.5% 10/1/51 (e)	2,050,000	1,991,381
1.5% 10/1/51 (e)	750,000	728,554
1.5% 10/1/51 (e)	250,000	242,851
1.5% 10/1/51 (e)	250,000	242,851
1.5% 10/1/51 (e)	200,000	194,281
1.5% 10/1/51 (e)	350,000	339,992
2% 10/1/36 (e)	500,000	514,793
2% 10/1/36 (e)	950,000	978,106
2% 10/1/51 (e)	450,000	451,153
2% 10/1/51 (e)	450,000	451,153
2% 10/1/51 (e)	850,000	852,178
2% 10/1/51 (e)	850,000	852,178
2% 10/1/51 (e)	850,000	852,178
2% 10/1/51 (e)	850,000	852,178
2% 10/1/51 (e)	850,000	852,178
2% 10/1/51 (e)	1,100,000	1,102,819
2% 10/1/51 (e)	1,100,000	1,102,819
2% 10/1/51 (e)	1,100,000	1,102,819
2% 10/1/51 (e)	1,050,000	1,052,691
2% 10/1/51 (e)	1,050,000	1,052,691
2% 10/1/51 (e)	1,940,000	1,944,971
2.5% 10/1/51 (e)	1,500,000	1,546,699
2.5% 10/1/51 (e)	1,100,000	1,134,246
2.5% 10/1/51 (e)	1,200,000	1,237,359
2.5% 10/1/51 (e)	1,450,000	1,495,143
2.5% 10/1/51 (e)	1,475,000	1,520,921
2.5% 10/1/51 (e)	1,325,000	1,366,251
2.5% 10/1/51 (e)	1,700,000	1,752,926
2.5% 11/1/51 (e)	650,000	668,916
2.5% 11/1/51 (e)	675,000	694,644
3% 10/1/51 (e)	950,000	994,196
3% 10/1/51 (e)	3,250,000	3,401,198
3% 10/1/51 (e)	970,000	1,015,127
3.5% 10/1/36 (e)	40,000	42,638
3.5% 10/1/51 (e)	100,000	105,824
3.5% 10/1/51 (e)	125,000	132,280
3.5% 10/1/51 (e)	75,000	79,368
3.5% 10/1/51 (e)	100,000	105,824
3.5% 10/1/51 (e)	100,000	105,824
3.5% 10/1/51 (e)	100,000	105,824
4% 10/1/36 (e)	25,000	26,453
4% 10/1/51 (e)	150,000	160,729
4.5% 10/1/51 (e)	550,000	594,795
4.5% 10/1/51 (e)	300,000	324,434
5% 10/1/51 (e)	700,000	769,945
5% 10/1/51 (e)	700,000	769,945
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		42,980,080
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $216,765,185)		216,762,821

Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/28	116,000	121,090
CarMax Auto Owner Trust:
Series 2018-3 Class A3, 3.13% 6/15/23	6,377	6,418
Series 2021-1 Class A3, 0.34% 12/15/25	400,000	399,866
Citibank Credit Card Issuance Trust:
Series 2018-A6 Class A6, 3.21% 12/7/24	100,000	103,546
Series 2018-A7 Class A7, 3.96% 10/13/30	250,000	289,530
Ford Credit Auto Lease Trust Series 2021-A Class A3, 0.26% 2/15/24	400,000	400,119
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	30,000	34,049
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	396,000	396,070
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	400,000	400,124
TOTAL ASSET-BACKED SECURITIES (Cost $2,152,699)		2,150,812

Commercial Mortgage Securities - 1.6%
	Principal Amount (a)	Value ($)
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	200,000	213,506
Series 2020-BN25 Class A5, 2.649% 1/15/63	220,000	229,788
Series 2020-BN28 Class A4, 1.844% 3/15/63	360,000	352,487
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	410,000	402,487
Series 2021-B24 Class A5, 2.5843% 3/15/54	500,000	518,216
Series 2019-B12 Class A5, 3.1156% 8/15/52	95,000	102,408
Series 2019-B9 Class A5, 4.0156% 3/15/52	130,000	147,732
Citigroup Commercial Mortgage Trust sequential payer:
Series 2015-GC29 Class A4, 3.192% 4/10/48	80,000	85,330
Series 2016-C1 Class A4, 3.209% 5/10/49	90,000	96,834
Series 2018-B2 Class A4, 4.009% 3/10/51	1,000,000	1,128,445
COMM Mortgage Trust sequential payer Series 2013-CR13 Class A3, 3.928% 11/10/46	44,440	46,744
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	200,000	208,844
Class A5, 3.0161% 9/15/52	200,000	212,463
Freddie Mac:
sequential payer:
Series 2020-K104 Class A2, 2.253% 2/25/52	680,000	713,137
Series 2020-K116 Class A2, 1.378% 7/25/30	770,000	755,551
Series 2020-K117 Class A2, 1.406% 8/25/30	590,000	579,891
Series 2020-K118 Class A2, 1.493% 9/25/30	590,000	583,794
Series 2020-K121 Class A2, 1.547% 10/25/30	890,000	883,084
Series 2021-K125 Class A2, 1.846% 1/25/31	100,000	101,650
Series 2021-K126 Class A2, 2.074% 1/25/31	200,000	207,182
Series 2021-K128 Class A2, 2.02% 3/25/31	200,000	206,071
Series K057 Class A2, 2.57% 7/25/26	159,400	169,694
Series K080 Class A2, 3.926% 7/25/28	80,000	92,344
Series 2021-K123 Class A2, 1.621% 12/25/30	700,000	698,592
Series K-1510 Class A2, 3.718% 1/25/31	124,000	143,728
Series K068 Class A2, 3.244% 8/25/27	130,000	143,485
Series K079 Class A2, 3.926% 6/25/28	20,000	23,075
Series K094 Class A2, 2.903% 6/25/29	300,000	328,351
GS Mortgage Securities Trust sequential payer:
Series 2014-GC26 Class A4, 3.364% 11/10/47	108,886	114,435
Series 2020-GC45 Class A5, 2.9106% 2/13/53	260,000	276,309
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	150,000	160,827
Series 2014-C24 Class A5, 3.6385% 11/15/47	150,000	160,886
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2020-COR7 Class A5, 2.1798% 5/13/53	500,000	503,326
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	100,000	104,587
UBS Commercial Mortgage Trust sequential payer Series 2019-C16 Class A4, 3.6048% 4/15/52	350,000	384,881
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	200,000	212,135
Series 2019-C54 Class A4, 3.146% 12/15/52	538,000	580,096
Series 2020-C55 Class A5, 2.725% 2/15/53	90,000	94,173
Series 2018-C48 Class A5, 4.302% 1/15/52	123,000	141,345
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $12,082,405)		12,107,913

Municipal Securities - 0.4%
	Principal Amount (a)	Value ($)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 7.834% 2/15/41	55,000	89,710
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	75,000	121,059
Series 2010 S1, 7.043% 4/1/50	75,000	131,935
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	145,000	244,332
Series 2010, 7.6% 11/1/40	150,000	258,606
California State Univ. Rev. Series 2021 B, 2.719% 11/1/52	195,000	189,918
Dallas Fort Worth Int'l. Arpt. Rev. Series 2019 A, 3.144% 11/1/45	20,000	20,931
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B:
2.746% 6/1/34	40,000	40,000
3.293% 6/1/42	40,000	40,000
Idaho Energy Resources Auth. Series 2021, 2.861% 9/1/46	45,000	44,991
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2021 A, 3.225% 9/1/47	100,000	101,556
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	80,000	90,803
4.131% 6/15/42	80,000	90,994
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	60,000	86,044
New York State Dorm. Auth. Series 2021 C, 2.202% 3/15/34	200,000	198,915
Port Auth. of New York & New Jersey Series 225, 3.175% 7/15/60	400,000	402,826
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	175,000	178,959
3.256% 5/15/60	150,000	161,165
Univ. of Virginia Gen. Rev. Series 2021 B, 2.584% 11/1/51	140,000	137,509
TOTAL MUNICIPAL SECURITIES (Cost $2,553,274)		2,630,253

Foreign Government and Government Agency Obligations - 2.1%
	Principal Amount (a)	Value ($)
Alberta Province:
2.95% 1/23/24	110,000	116,173
3.3% 3/15/28	75,000	83,184
Chilean Republic:
3.24% 2/6/28	200,000	212,350
3.86% 6/21/47	325,000	349,233
Export Development Canada:
2.625% 2/21/24	120,000	126,245
2.75% 3/15/23	145,000	150,166
Hungarian Republic:
5.375% 3/25/24	964,000	1,070,522
5.75% 11/22/23	50,000	55,228
Indonesian Republic:
2.85% 2/14/30	200,000	206,225
3.5% 2/14/50	200,000	199,913
3.85% 10/15/30	348,000	387,542
Israeli State 3.375% 1/15/50	225,000	238,513
Italian Republic:
2.375% 10/17/24	200,000	207,489
4% 10/17/49	497,000	547,097
Manitoba Province 2.6% 4/16/24	410,000	430,894
Ontario Province:
1.05% 5/21/27	1,413,000	1,394,518
1.125% 10/7/30	175,000	165,832
2.3% 6/15/26	50,000	52,753
2.5% 4/27/26	115,000	122,217
3.05% 1/29/24	90,000	95,351
Panamanian Republic:
3.16% 1/23/30	800,000	824,650
4.5% 4/16/50	200,000	217,163
6.7% 1/26/36	100,000	133,050
Peruvian Republic:
1.862% 12/1/32	340,000	308,826
2.78% 12/1/60	100,000	84,456
2.844% 6/20/30	190,000	191,817
4.125% 8/25/27	50,000	55,275
Philippine Republic:
2.65% 12/10/45	500,000	457,594
3% 2/1/28	200,000	213,448
Polish Government 3.25% 4/6/26	73,000	80,131
Quebec Province:
1.5% 2/11/25	2,149,000	2,200,297
2.375% 1/31/22	25,000	25,180
2.5% 4/9/24	140,000	146,892
2.75% 4/12/27	95,000	102,447
United Mexican States:
3.25% 4/16/30	1,971,000	2,017,565
3.75% 1/11/28	200,000	217,788
4% 10/2/23	30,000	32,031
4.5% 4/22/29	360,000	404,280
4.75% 4/27/32	387,000	435,327
6.05% 1/11/40	170,000	208,229
Uruguay Republic 7.625% 3/21/36	678,000	1,012,678
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $15,857,145)		15,580,569

Supranational Obligations - 1.5%
	Principal Amount (a)	Value ($)
African Development Bank 0.875% 7/22/26	160,000	158,689
Asian Development Bank:
0.375% 9/3/25	450,000	442,529
0.75% 10/8/30	100,000	93,351
1.5% 10/18/24	200,000	205,410
1.875% 1/24/30	610,000	628,486
2.625% 1/30/24	80,000	84,057
2.75% 3/17/23	700,000	725,663
5.82% 6/16/28	110,000	141,370
European Investment Bank:
0.75% 9/23/30	250,000	234,060
0.875% 5/17/30	18,000	17,094
1.375% 5/15/23	350,000	356,250
2% 12/15/22	510,000	521,003
2.25% 6/24/24	1,678,000	1,756,225
2.875% 8/15/23	260,000	272,462
Inter-American Development Bank:
0.625% 7/15/25	390,000	387,730
1.75% 3/14/25	194,000	200,869
2.25% 6/18/29	1,029,000	1,091,120
4.375% 1/24/44	39,000	53,295
International Bank for Reconstruction & Development:
0.375% 7/28/25	270,000	265,928
0.5% 10/28/25	218,000	215,090
0.75% 8/26/30	160,000	149,733
0.875% 5/14/30	176,000	167,088
1.25% 2/10/31	110,000	107,193
1.5% 8/28/24	1,012,000	1,039,478
1.625% 1/15/25	155,000	159,842
1.75% 4/19/23	55,000	56,233
1.875% 6/19/23	20,000	20,539
2.5% 3/19/24	130,000	136,472
2.5% 11/22/27	92,000	99,006
3% 9/27/23	100,000	105,272
International Finance Corp.:
0.75% 8/27/30	60,000	56,219
1.375% 10/16/24	1,051,000	1,075,491
2.875% 7/31/23	112,000	117,282
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $11,179,749)		11,140,529

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Discover Bank 2.7% 2/6/30 (Cost $506,481)	500,000	518,545

Money Market Funds - 3.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (f) (Cost $28,707,114)	28,701,380	28,707,121

TOTAL INVESTMENT IN SECURITIES - 107.7% (Cost $798,480,601)	801,819,875
NET OTHER ASSETS (LIABILITIES) - (7.7)%	(57,119,374)
NET ASSETS - 100.0%	744,700,501

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
3.5% 10/1/51	(50,000)	(52,583)
3.5% 10/1/51	(50,000)	(52,583)
3.5% 10/1/51	(50,000)	(52,583)

TOTAL GINNIE MAE		(157,749)

Uniform Mortgage Backed Securities
2.5% 10/1/51	(650,000)	(670,236)
2.5% 10/1/51	(675,000)	(696,015)
2.5% 10/1/51	(1,325,000)	(1,366,251)
3.5% 10/1/51	(200,000)	(211,648)
3.5% 10/1/51	(100,000)	(105,824)
3.5% 10/1/51	(100,000)	(105,824)
3.5% 10/1/51	(2,800,000)	(2,963,077)
3.5% 10/1/51	(100,000)	(105,824)
3.5% 10/1/51	(260,000)	(275,143)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(6,499,842)

TOTAL TBA SALE COMMITMENTS (Proceeds $6,670,364)		(6,657,591)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,208,157 or 0.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	21,189,409	270,429,271	262,911,460	10,196	(99)	-	28,707,121	0.0%
Total	21,189,409	270,429,271	262,911,460	10,196	(99)	-	28,707,121

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations and Bank Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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